    As filed with the Securities and Exchange Commission on October 2, 2000.
                                                           File No. 333-91929
                                                                    811-06285
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                [ ]
                                     ------
         Post-Effective Amendment No.  3                            [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 75                                             [X]
                       --

                         HARTFORD LIFE INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

           immediately upon filing pursuant to paragraph (b) of Rule 485
   ----
    X      on November 1, 2000 pursuant to paragraph (b) of Rule 485
   ----
           60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ----
           on __________, 2000 pursuant to paragraph (a)(1) of Rule 485
   ----
           this post-effective amendment designates a new effective date
   ----
           for a previously filed post-effective amendment.
   ----

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B
                                  -------------

The Prospectuses and Statements of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 3, by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-91929), as filed on April 10, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated November 1, 2000 is included in Part A of this Post-Effective Amendment.

                      PUTNAM HARTFORD CAPITAL MANAGER PLUS
                                VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED NOVEMBER 1, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

 The following Sub-Accounts and underlying Funds will be added in alphabetical order to the cover page of the prospectus:

- PUTNAM CAPITAL APPRECIATION SUB-ACCOUNT which purchases Class IB shares of Putnam VT Capital Appreciation Fund of Putnam Variable Trust

- PUTNAM VOYAGER FUND II SUB-ACCOUNT which purchases Class IB shares of Putnam VT Voyager Fund II of Putnam Variable Trust

The following will be the Annual Fund Operating Expenses table along with corresponding footnotes:

                                          Annual Fund Operating Expenses
                                             As of the Fund's Year End
                                          (As a percentage of net assets)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                    TOTAL ANNUAL FUND
                                         MANAGEMENT                              OTHER                  OPERATING
                                            FEES           12B-1 FEES           EXPENSES            EXPENSES (INCLUDING
                                         (INCLUDING        (INCLUDING        (INCLUDING ANY          WAIVERS AND ANY
                                          WAIVERS)          WAIVERS)         REIMBURSEMENTS)        REIMBURSEMENTS) (1)
--------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government
   Income Fund (2)(3)                      0.41%             0.15%               0.49%                    1.05%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund         0.80%             0.15%               0.33%                    1.28%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund        0.65%             0.15%               0.27%                    1.07%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund          0.68%             0.15%               0.10%                    0.93%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of
   Boston                                  0.65%             0.15%               0.18%                    0.98%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund     0.65%             0.15%               0.12%                    0.92%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund               0.61%             0.15%               0.12%                    0.88%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund           0.46%             0.15%               0.04%                    0.65%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund (2)    0.70%             0.15%               0.20%                    1.05%
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund             0.70%             0.15%               0.13%                    0.98%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund                  0.65%             0.15%               0.07%                    0.87%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                      0.60%             0.15%               0.07%                    0.82%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund        0.80%             0.15%               0.22%                    1.17%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and
   Income Fund                             0.80%             0.15%               0.18%                    1.13%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT International New
   Opportunities Fund                      1.08%             0.15%               0.33%                    1.56%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                   0.63%             0.15%               0.08%                    0.86%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund                0.41%             0.15%               0.08%                    0.64%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund           0.54%             0.15%               0.05%                    0.74%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund                   0.70%             0.15%               0.10%                    0.95%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund (3)   0.53%             0.15%               0.37%                    1.05%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund (3)                0.54%             0.15%               0.31%                    1.00%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund (4)         0.53%             0.15%               0.76%                    1.44%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund (2)              1.00%             0.15%               0.19%                    1.34%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and             0.65%             0.15%               0.06%                    0.86%
   Income Fund
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund                       0.65%             0.15%               0.10%                    0.90%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                     0.53%             0.15%               0.04%                    0.72%
--------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II                  0.70%             0.15%               0.30%                    1.15%
--------------------------------------------------------------------------------------------------------------------------

(1) Except as noted, expenses are based on the Fund's last fiscal year. Figures shown in the table include amounts paid through expense offset and brokerage service arrangements. See the Fund's prospectus for more information about 12b-1 fees payable under the Fund's distribution plan.
(2) Putnam VT American Government Income Fund and Putnam VT Growth Opportunities Fund commenced operations on January 31, 2000 and Putnam VT Technology Fund commenced operations on June 14, 2000; therefore, the Management Fees, 12b-1 Fees, Other Expenses and Total Annual Fund Operating Expenses are based on estimates for the Fund's first full fiscal year.

(3) Total Annual Fund Operating Expenses for Putnam VT American Government Income Fund, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund reflect voluntary reductions and reimbursements through at least December 31, 2000. Absent voluntary reductions and reimbursements, Total Annual Fund Operating Expenses would have been as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                    TOTAL FUND
                                       MANAGEMENT        12B-1 FEES           OTHER                  OPERATING
                                          FEES                               EXPENSES                EXPENSES
-----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government             0.65%            0.15%              0.49%                    1.29%
   Income Fund
-----------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth           0.70%            0.15%              0.37%                    1.22%
   Fund
-----------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund                   0.65%            0.15%              0.31%                    1.11%
-----------------------------------------------------------------------------------------------------------------------

(4) Putnam VT Small Cap Value Fund commenced operations on April 30, 1999. Expenses for Putnam VT Small Cap Value Fund are estimates for the Fund's fiscal year ending December 31, 2000.

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is NOT selected and takes into account the Payment Enhancement credited on a $1,000 investment:

EXAMPLE

--------------------------------------------------------------------------------------------------------------------------------
                    If you surrender your Contract at   If you annuitize your Contract at      If you do not surrender your
                      the end of the applicable time     the end of the applicable time        Contract, you would pay the
                         period you would pay the      period you would pay the following     following expenses on a $1,000
                      following expenses on a $1,000    expenses on a $1,000 investment,     investment, assuming a 5% annual
                     investment, assuming a 5% annual    assuming a 5% annual return on             return on assets:
                            return on assets:                        assets:
--------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS 1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
   Appreciation       $105    $170      N/A     N/A      $59      $89      N/A      N/A      $29      $90      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager
   Fund II            $106    $172      N/A     N/A      $60      $92      N/A      N/A      $30      $92      N/A       N/A
--------------------------------------------------------------------------------------------------------------------------------

The following will be added to the end of the Example that illustrates situations where the Optional Death Benefit Rider is selected and takes into account the Payment Enhancement credited on a $1,000 investment:

EXAMPLE

----------------------------------------------------------------------------------------------------------------------------------
                      If you surrender your Contract at   If you annuitize your Contract at      If you do not surrender your
                        the end of the applicable time      the end of the applicable time        Contract, you would pay the
                           period you would pay the       period you would pay the following    following expenses on a $1,000
                        following expenses on a $1,000     expenses on a $1,000 investment,    investment, assuming a 5% annual
                       investment, assuming a 5% annual     assuming a 5% annual return on             return on assets:
                              return on assets:                        assets:
----------------------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT          1 YEAR  3 YEARS  5 YEARS 10 YEARS 1 YEAR   3 YEARS  5 YEARS  10 YEARS 1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Putnam Capital
   Appreciation       $107    $174      N/A     N/A      $60      $94      N/A      N/A      $31      $95      N/A       N/A
----------------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund
   II                 $108    $177      N/A     N/A      $61      $97      N/A      N/A      $32      $97      N/A       N/A
----------------------------------------------------------------------------------------------------------------------------------


The following will be added to the "The Funds" section in alphabetical order:

PUTNAM VT CAPITAL APPRECIATION FUND - Seeks capital appreciation.

PUTNAM VT VOYAGER FUND II - Seeks long-term growth of capital.








HV-2754

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(4)

          (5)  Form of Application.(5)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(1)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

-----------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 19, to the Registration Statement File No. 33-73570, dated April 14, 1997.
(4) Incorporated by reference to the Initial Filing to the Registration Statement, File No. 333-91929, filed on December 1, 1999.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-91929, filed on February 22, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.     Directors and Officers of the Depositor

----------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
----------------------------------------------------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
----------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President
----------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer & Treasurer, Director*
----------------------------------------------------------------------------------------------------------------------
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
----------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
----------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Senior Vice President
----------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
----------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------------------------------
Lowndes A. Smith                             Chief Executive Officer, Director*
----------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of August 31, 2000, there were 253,918 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

             Hartford Life Insurance Company - Separate Account One
             Hartford Life Insurance Company - Separate Account Two
             Hartford Life Insurance Company - Separate Account Two (DC
             Variable Account I)
             Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
             Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
             Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
             Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
             Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
             Hartford Life Insurance Company - Separate Account Three
             Hartford Life Insurance Company - Separate Account Five
             Hartford Life Insurance Company - Separate Account Seven

             Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
             Hartford Life and Annuity Insurance Company - Separate Account
             Three
             Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven
             Hart Life Insurance Company - Separate Account One
             Hart Life Insurance Company - Separate Account Two
             American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
             Servus Life Insurance Company - Separate Account Two

             (b)  Directors and Officers of HSD

                                                  Positions and Offices
                   Name                             With Underwriter
                   ----                             ----------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                                 Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

                  Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

         (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

         (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 2nd day of October, 2000.

HARTFORD LIFE INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT
      (Registrant)

By: Thomas M. Marra                             *By: /s/ Marianne O'Doherty
    ------------------------------------             -------------------------
    Thomas M. Marra, President                       Marianne O'Doherty
                                                     Attorney-in-Fact
HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: Thomas M. Marra
     ------------------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary, Director*      *By: /s/ Marianne O'Doherty
Thomas M. Marra, President, Director*                     ----------------------
Lowndes A. Smith, Chief                                   Marianne O'Doherty
     Executive Officer, Director *                        Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                        Date: October 2, 2000
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Power of Attorney.

(16) Organizational Chart.